Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Medical equipment outsourcing	$ 74,134	$ 69,002	$ 226,599	$ 205,159	$ 275,910	$ 245,145	$ 232,623
Technical and professional services	20,066	13,852	62,545	36,083	54,058	44,426	42,395
Medical equipment sales and remarketing	7,619	6,490	23,250	17,972	25,188	22,541	22,186
Total revenues	101,819	89,344	312,394	259,214	355,156	312,112	297,204
Cost of Sales
Cost of medical equipment outsourcing	28,736	23,814	77,273	72,785	97,703	86,210	83,553
Cost of technical and professional services	14,455	10,540	47,109	26,650	40,518	31,690	30,539
Cost of medical equipment sales and remarketing	6,014	5,215	18,112	14,115	19,734	16,342	18,177
Medical equipment depreciation	18,104	17,006	52,329	51,678	68,032	69,496	64,267
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	67,309	56,575	194,823	165,228	225,987	203,738	196,536
Gross margin	34,510	32,769	117,571	93,986	129,169	108,374	100,668
Selling, general and administrative	29,885	22,756	86,251	72,247	100,948	89,336	84,225
Acquisition and integration expenses	58	622	352	2,621	3,483
Operating income	4,567	9,391	30,968	19,118	24,738	19,038	16,443
Loss on extinguishment of debt	12,339		12,339
Interest expense	13,530	15,122	43,534	39,572	55,020	46,457	46,505
Loss before income taxes and non controlling interest	(21,302)	(5,731)	(24,905)	(20,454)	(30,282)	(27,419)	(30,062)
Provision (benefit) for income taxes	90	(145)	(2,883)	(6,410)	(8,343)	1,692	(11,489)
Consolidated net loss	(21,392)	(5,586)	(22,022)	(14,044)	(21,939)	(29,111)	(18,573)
Net income attributable to non controlling interest	202	159	568	297	451
Net loss attributable to Universal Hospital Services, Inc.	$ (21,594)	$ (5,745)	$ (22,590)	$ (14,341)	$ (22,390)	$ (29,111)	$ (18,573)